3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
	2015	2014
Computers	$58,121	$12,134
Office equipment	27,083	4,055
Total	85,224	16,189
Less: Accumulated depreciation	12,201	2,027
Property and equipment, net	$73,023	$14,162